Cover	Jul. 17, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 17, 2026
Entity Registrant Name	Intellicheck, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15465
Entity Tax Identification Number	11-3234779
Entity Address, Address Line One	200 Broadhollow Road
Entity Address, Address Line Two	Suite 207
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	516
Local Phone Number	992-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 par value
Trading Symbol	IDN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001040896
Current Fiscal Year End Date	--12-31